PROSPECTUS SUPPLEMENT

NORTHERN VALUE FUND
SUPPLEMENT DATED JANUARY 28, 2004 TO PROSPECTUS DATED JULY 31, 2003

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER "FUND MANAGEMENT" ON PAGE 8 OF THE PROSPECTUS:

The management team leader for the VALUE FUND is Bruce S. Honig, Vice President of Northern Trust Investments. He has had such responsibility since May 2000. From November 1997 to May 2000, he was with Carl Domino Associates, L.P. where he managed various equity portfolios.

[NORTHERN FUNDS LOGO]

50 South LaSalle Street
P.O. Box 75986
Chicago, Illinois 60675-5986
800/595-9111
northernfunds.com